ORGANIZATION AND BUSINESS DESCRIPTION	6 Months Ended
Jun. 30, 2025
ORGANIZATION AND BUSINESS DESCRIPTION
ORGANIZATION AND BUSINESS DESCRIPTION

1.ORGANIZATION AND BUSINESS DESCRIPTION

Baosheng Media Group Holdings Limited (“Baosheng Group” or the “Company”) was incorporated on December 4, 2018 under the laws of the Cayman Islands as an exempted company with limited liability. Baosheng Group, through its subsidiaries in the PRC, is engaged in providing online marketing channels to advertisers for them to manage their online marketing activities.

As of June 30, 2025, the accompanying condensed consolidated financial statements reflect the activities of Baosheng Group and each of the following entities:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
Parent company:
Baosheng Group	December 4, 2018	Cayman Islands	Parent	Investment holding
Wholly owned subsidiaries of Baosheng Group
Baosheng Media Group Limited (“Baosheng BVI”)	December 14, 2018	British Virgin Islands	100	Investment holding
Baosheng Media Group (Hong Kong) Holdings Limited (“Baosheng HK”)	January 7, 2019	Hong Kong	100	Investment holding
Beijing Baosheng Technology Company Limited (“Beijing Baosheng”)	October 17, 2014	PRC	100	Provision of online marketing channels
Horgos Baosheng Advertising Co., Ltd. (“Horgos Baosheng”)	August 30, 2016	PRC	100	Provision of online marketing channels
Baosheng Technology (Horgos) Co., Ltd. (“Baosheng Technology”)	January 2, 2020	PRC	100	Provision of online marketing channels
Beijing Baosheng Network Technology Co., Ltd. (“Baosheng Network”)	March 21, 2021	PRC	100	Provision of online marketing channels
Beijing Xunhuo E-commerce Co., Ltd. (“Beijing Xunhuo”)	April 2, 2022	PRC	100	Live streaming
Beijing Zhiding Baosheng Network Technology Co. Ltd. (“Zhiding Baosheng”)	March 4, 2025	PRC	100	Network services
Yuansheng Meiyan Healthcare Service (Hainan) Co., Ltd. (“Yuansheng Meiyan”)	April 24, 2025	PRC	100	Healthcare services

For the six months ended June 30, 2025, Zhiding Baosheng and Yuansheng Meiyuan did not commence operations.

In May 2025, the Company dissolved the business of Kashi Baosheng Information Technology Co., Ltd. (“Kashi Baosheng”). The management believed the dissolution of Kashi Baosheng did not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. The dissolution was not accounted as discontinued operations in accordance with ASC 205-20. On the date of dissolution, Kashi Baosheng recorded net assets of $3,772. The Company recognized the loss of $3,725 dissolution of Kashi Baosheng in the account of “other loss, net” on the unaudited condensed consolidated statements of operations and comprehensive loss.